FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Amounts due to banks	$ 70,962	$ 11,596
Payables from securities financing transactions measured at amortized cost	14,394	4,202
Cash collateral payables on derivative instruments	41,582	36,436
Customer deposits	792,029	525,051
Debt issued measured at amortized cost	237,817	114,621
Other financial liabilities measured at amortized cost excluding lease liabilities	15,300	6,200
Not measured at fair value
Carrying amount
Amounts due to banks	71,000	11,600
Payables from securities financing transactions measured at amortized cost	14,400	4,200
Cash collateral payables on derivative instruments	41,500	36,400
Customer deposits	792,900	524,800
Debt issued measured at amortized cost	241,300	113,500
Other financial liabilities measured at amortized cost excluding lease liabilities	15,200	6,200
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	62,700	8,900
Payables from securities financing transactions measured at amortized cost	8,100	3,500
Cash collateral payables on derivative instruments	41,500	36,400
Customer deposits	694,100	491,300
Debt issued measured at amortized cost	24,700	15,400
Other financial liabilities measured at amortized cost excluding lease liabilities	13,400	6,200
Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	0	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Debt issued measured at amortized cost	0	0
Other financial liabilities measured at amortized cost excluding lease liabilities	0	0
Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	8,300	2,700
Payables from securities financing transactions measured at amortized cost	5,900	700
Cash collateral payables on derivative instruments	0	0
Customer deposits	98,700	33,600
Debt issued measured at amortized cost	216,300	98,100
Other financial liabilities measured at amortized cost excluding lease liabilities	0	0
Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0	0
Payables from securities financing transactions measured at amortized cost	400	0
Cash collateral payables on derivative instruments	0	0
Customer deposits	0	0
Debt issued measured at amortized cost	100	0
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 1,700	$ 0